BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS
BORROWINGS

13.BORROWINGS

	December 31, 2025	December 31, 2024
	$	$
Opening balance	1,014	1,758
Principal repayment	(250)	(744)
Ending balance	764	1,014
Current portion	265	250
Non-current portion	499	764

On January 29, 2021, the Company financed the purchase of a land located in Bécancour, Québec, through a financing agreement with the vendor, for a total of $1,137. The financed portion bears interest at 8% per annum and shall be repaid by December 2025. The Company exercised its option to repay the remaining principal balance without penalty in April 2024

During March 2021, the Company received $1,350 as part of a repayable contribution agreement with the Canada Economic Development for Quebec Regions. This contribution agreement bears no interest and is repayable in 60 equal monthly installments starting October 2023. The loan was measured at the present value of all future payments discounted using a 5.50% interest rate, thus resulting in a loan valued at $1,025. The difference between the carrying value of the contribution and the discounted loan value was recognized as a grant of $325. Also, during December 2021, the Company received the remaining $150, which was measured at the present value using the same interest rate, thus resulting in a loan valued at $119. The difference between the carrying value of the contribution and the discounted loan value was recognized as a grant of $31.